Shareholders' capital	12 Months Ended
Dec. 31, 2020
Shareholders' capital
Shareholders' capital

11. Shareholders’ capital

The following table reconciles the change in Vermilion’s shareholders’ capital:

	2020		2019
Shareholders’ capital	Shares (‘000s)	Amount ($M)	Shares (‘000s)	Amount ($M)
Balance at January 1	156,290	4,119,031	152,704	4,008,828
Shares issued for the Dividend Reinvestment Plan	619	8,277	1,417	34,937
Vesting of equity based awards	1,103	49,188	1,359	51,108
Shares issued for equity based compensation	415	3,203	552	15,868
Share-settled dividends on vested equity based awards	297	1,461	258	8,290
Balance at December 31	158,724	4,181,160	156,290	4,119,031

Vermilion is authorized to issue an unlimited number of common shares with no par value.

Dividends declared to shareholders for the year ended December 31, 2020 were $90.1 million or $0.58 per common share (2019 - $427.3 million or $2.76 per common share).

At Vermilion’s Annual General and Special Meeting held on April 28, 2020 shareholders of the Company approved a $3.7 billion reduction in the stated capital of Vermilion’s common shares, with the $3.7 billion reduction deducted from the stated capital account maintained for the common shares of Vermilion and an offsetting increase to the contributed surplus account of Vermilion. The transaction did not result in an adjustment to the financial statements under IFRS.